Fair Value Measurements - Level 3 Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 9,089
Changes in fair value	101,413
Settlement of convertible preferred share	74,724
Reclassification of Series B/C convertible preferred share warrant liability to equity	(35,778)
Ending balance	0
Tranche Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,478
Changes in fair value	21,260
Settlement of convertible preferred share	(23,738)
Reclassification of Series B/C convertible preferred share warrant liability to equity	0
Ending balance	$ 0